Consolidated Supplementary Insurance Information (Income Statement Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 4,277	$ 4,930	$ 5,061
Net Investment Income	3,111	3,001	2,984
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	4,869	4,311	4,443
Amortization of DAC and VOBA Charged to Other Expenses	(225)	673	1,069
Other Operating Expenses	1,700	1,723	1,757
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	2,714	3,282	3,511
Net Investment Income	1,324	1,141	1,056
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	2,340	2,285	2,641
Amortization of DAC and VOBA Charged to Other Expenses	(908)	432	759
Other Operating Expenses	903	938	976
Life
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	546	555	545
Net Investment Income	330	295	345
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	541	507	469
Amortization of DAC and VOBA Charged to Other Expenses	261	150	173
Other Operating Expenses	242	259	282
Run-off [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	878	793	757
Net Investment Income	1,311	1,461	1,492
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	1,901	1,301	1,251
Amortization of DAC and VOBA Charged to Other Expenses	399	67	115
Other Operating Expenses	275	285	236
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	139	300	248
Net Investment Income	146	104	91
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	87	218	82
Amortization of DAC and VOBA Charged to Other Expenses	23	24	22
Other Operating Expenses	$ 280	$ 241	$ 263